Long-Term Incentive Plan and Other Compensatory Awards (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Granted - Shares	250,000	12,500	1,028,000		1,000,500
Exercised - Shares				(35,602)
Outstanding at December 31, 2012 - Shares	200,000
Long Term Incentive Plan [Member]
Outstanding at January 1, 2012				6,275,555
Granted - Shares				2,271,500
Exercised - Shares				(35,602)
Forfeited or expired - Shares				(644,500)
Outstanding at December 31, 2012 - Shares				7,866,953
Exercisable - Shares				6,662,290
Outstanding at January 1, 2012 - Weighted - Average Exercise Price				$ 1.23
Granted - Weighted - Average Exercise Price				$ 1.41
Exercised - Weighted - Average Exercise Price				$ 0.43
Forfeited or Expired - Weighted - Average Exercise Price				$ 1.24
Outstanding at December 31, 2012 - Weighted - Average Exercise Price				$ 1.28
Exercisable - Weighted - Average Exercise Price				$ 1.30
Options Outstanding - Weighted Average Remaining Contract Life				5 years 4 months 24 days
Exercisable - Weighted - Average Remaining Contractual Term				4 years 9 months 18 days
Outstanding - Aggregate Intrinsic Value				$ 463,577
Exercisable - Aggregate Intrinsic Value				$ 463,577